Consolidated cash flow statement of Aegon Ltd. (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement1 [Line Items]
Interest received	€ 3,877	€ 3,927	€ 5,016
Dividends received	2,389	2,387	2,254
Interest paid	330	405	516
Dividend received from joint ventures and associates	€ 400	€ 340	€ 310